April 2, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: General Municipal Money Market Funds, Inc.
 1933 Act File No.: 2-77767
 1940 Act File No.: 811-03481
 CIK No.: 00000703153

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Wealth Shares, Service Shares and Premier Shares Prospectuses and Statement of Additional Information for the above referenced fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 76 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2024.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Paralegal Manager I